Segmented Information (Tables)	12 Months Ended
Mar. 31, 2024
Segmented Information [Abstract]
Schedule of Segment Information for Operating Results	Segmented information for operating results is as follows:
Year ended March 31, 2024
	Mining			Administrative
Statement of income:	Henan Luoning	Guangdong	Other	Beijing	Vancouver	Total
Revenue	$187,793	$27,394	$-	$-	$-	$215,187
Costs of mine operations	(109,891)	(24,312)	(395)	-	-	(134,598)
Income (loss) from mine operations	77,902	3,082	(395)	-	-	80,589

Operating expenses	(3,335)	291	(41)	(2,002)	(7,330)	(12,417)
Impairment of investment in associate	-	-	-	-	(4,251)	(4,251)
Finance items, net	2,237	409	(26)	174	3,240	6,034
Income tax (expenses) recoveries	(13,887)	(333)	7	-	(6,064)	(20,277)
Net income (loss)	$62,917	$3,449	$(455)	$(1,828)	$(14,405)	$49,678

Attributable to:
Equity holders of the Company	49,396	3,416	(281)	(1,828)	(14,397)	36,306
Non-controlling interests	13,521	33	(174)	-	(8)	13,372
Net income (loss)	$62,917	$3,449	$(455)	$(1,828)	$(14,405)	$49,678
Year ended March 31, 2023
	Mining			Administrative
Statement of income:	Henan Luoning	Guangdong	Other	Beijing	Vancouver	Total
Revenue	$174,868	$33,261	$-	$-	$-	$208,129
Costs of mine operations	(112,092)	(24,831)	(423)	-	-	(137,346)
Income (loss) from mine operations	62,776	8,430	(423)	-	-	70,783

Operating expenses	(2,540)	(223)	(77)	(1,832)	(12,153)	(16,825)
Impairment of mineral rights and properties	-	-	(20,211)	-	-	(20,211)
Finance items, net	2,526	423	(29)	271	(1,795)	1,396
Income tax (expenses) recoveries	(9,699)	(617)	62	-	(3,789)	(14,043)
Net income (loss)	$53,063	$8,013	$(20,678)	$(1,561)	$(17,737)	$21,100

Attributable to:
Equity holders of the Company	41,600	7,935	(9,948)	(1,561)	(17,418)	20,608
Non-controlling interests	11,463	78	(10,730)	-	(319)	492
Net income (loss)	$53,063	$8,013	$(20,678)	$(1,561)	$(17,737)	$21,100

Schedule of Segment Information for Assets and Liabilities	Segmented information for assets and liabilities is as follows:
March 31, 2024
	Mining			Administrative
Statement of financial position items:	Henan Luoning	Guangdong	Other	Beijing	Vancouver	Total
Current assets	$91,777	$9,272	$1,048	$7,102	$92,699	$201,898
Plant and equipment	61,350	13,648	2,908	476	1,516	79,898
Mineral rights and properties	264,903	34,409	19,521	-	-	318,833
Investment in associates	-	-	-	-	49,426	49,426
Other investments	63	-	-	-	46,191	46,254
Reclamation deposits	1,370	3,032	-	-	7	4,409
Long-term prepaids and deposits	1,104	129	91	-	310	1,634
Investment properties	463	-	-	-	-	463
Deferred income tax assets	-	-	-	-	-	-
Total assets	$421,030	$60,490	$23,568	$7,578	$190,149	$702,815

Current liabilities	$38,271	$5,621	$340	$212	$2,710	$47,154
Long-term portion of lease obligation	-	-	$-	-	1,102	1,102
Deferred income tax liabilities	50,001	133	$974	-	-	51,108
Environmental rehabilitation	4,000	1,486	$956	-	-	6,442
Total liabilities	$92,272	$7,240	$2,270	$212	$3,812	$105,806
March 31, 2023
	Mining			Administrative
Statement of financial position items:	Henan Luoning	Guangdong	Other	Beijing	Vancouver	Total
Current assets	$112,936	$20,605	$1,149	$7,608	$76,750	$219,048
Plant and equipment	59,854	15,289	3,314	644	958	80,059
Mineral rights and properties	251,150	32,070	20,206	-	-	303,426
Investment in associates	-	-	-	-	50,695	50,695
Other investments	65	-	-	-	15,475	15,540
Reclamation deposits	3,626	3,348	-	-	7	6,981
Long-term prepaids and deposits	686	89	96	-	-	871
Deferred income tax assets	-	179	-	-	-	179
Total assets	$428,317	$71,580	$24,765	$8,252	$143,885	$676,799

Current liabilities	$33,102	$5,509	$433	$226	$1,970	$41,240
Long-term portion of lease obligation	-	-	-	-	314	314
Deferred income tax liabilities	47,065	-	1,031	-	-	48,096
Environmental rehabilitation	4,883	1,477	958	-	-	7,318
Total liabilities	$85,050	$6,986	$2,422	$226	$2,284	$96,968

Schedule of Sales by Metal	The sales generated for the year ended March 31, 2024 and 2023 were all earned in China and were comprised of:
	Year ended March 31, 2024
	Henan Luoning	Guangdong	Total
Gold	$13,024	$-	$13,024
Silver	116,364	7,870	124,234
Lead	46,972	5,422	52,394
Zinc	6,904	12,198	19,102
Other	4,529	1,904	6,433
	$187,793	$27,394	$215,187
	Year ended March 31, 2023
	Henan Luoning	Guangdong	Total
Gold	$6,647	$-	$6,647
Silver	105,776	7,816	113,592
Lead	50,477	6,366	56,843
Zinc	7,881	16,942	24,823
Other	4,087	2,137	6,224
	174,868	$33,261	$208,129

Schedule of Revenue from Major Customers	Revenue from major customers is summarized as follows:
	Year ended March 31, 2024
Customers	Henan Luoning	Guangdong	Total	Percentage of total revenue
Customer A	$51,471	$4,530	$56,001	26%
Customer B	50,697	-	50,697	24%
Customer C	15,844	2,338	18,182	8%
Customer D	39,770	-	39,770	18%
Customer E	20,678	3,227	23,905	11%
	$178,460	$10,095	$188,555	87%
	Year ended March 31, 2023
Customers	Henan Luoning	Guangdong	Total	Percentage of total revenue
Customer A	$33,385	$-	$33,385	16%
Customer B	34,331	-	34,331	17%
Customer C	41,547	687	42,234	20%
Customer D	40,443	-	40,443	19%
Customer E	13,111	2,470	15,581	7%
	$162,817	$3,157	$165,974	79%